Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share Capital and Share Premium

Share capital and share premium

	Ordinary shares
	2017	2016	2015
	(In thousands of shares)
On issue at 1 January	70,603	69,919	69,317
Issue/conversion of shares	812	684	602
On issue at 31 December	71,415	70,603	69,919